UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number	811-21324

ACP Funds Trust
(Exact name of registrant as specified in charter)
150 N. Radnor Chester Rd., Suite C-220 Radnor, PA 19087
(Address of principal executive offices) (Zip code)

Gary E. Shugrue
Ascendant Capital Partners LP
150 N. Radnor Chester Rd., Suite C-220 Radnor, PA 19087
(Name and address of agent for service)

Registrant's telephone number, including area code: 610-688-4180

Date of fiscal year end: December 31

Date of reporting period: July 1, 2011 – June 30, 2012

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2011 TO JUNE 30, 2012

FORM N-PX SPREADSHEET*

REGISTRANT NAME: ACP Funds Trust
INVESTMENT COMPANY ACT FILE NUMBER: 811-21324
REPORTING PERIOD: 07/01/2011- 06/30/2012
REGISTRANT ADDRESS: 150 N. Radnor Chester Rd., Suite C-220, Radnor, PA 19087
NAME OF SERIES (AS APPLICABLE): __________________________________

Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund's Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote Was For or Against Management
No Proxies received July 1, 2011 - June 30, 2012

*Complete for each series of the Registrant, as applicable.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ACP Funds Trust

By (Signature and Title)*	/s/ Gary E. Shugrue
Gary E. Shugrue, President, Chief Investment Officer and Chief Financial Officer (Principal Executive Officer)

Date	June 30, 2012

*Print the name and title of each signing officer under his or her signature.